CONVERTIBLE SENIOR NOTES (Schedule of future principal payments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Aggregate future principal payments for long-term debt, including short-term loans
2019	$ 297,811
2020	14,363
2021	10,363
2022	260,363
2023 and thereafter	90,862
Total	$ 673,762